LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Changes in Period (Details) - Landfill closure and post-closure obligations - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 847.2	$ 880.6
Acquisitions via business combinations	18.3	34.9
Adjustment related to prior year acquisitions	0.0	(5.3)
Disposals	(15.0)	(16.4)
Provisions	94.9	92.1
Adjustment for discount rates	22.5	(183.1)
Accretion	34.4	20.1
Expenditures	(32.5)	(27.5)
Changes in foreign exchange	(17.6)	51.8
Ending balance	952.2	847.2
Less: Current portion of landfill closure and post-closure obligations	(56.2)	(30.8)
Non-current portion of landfill closure and post-closure obligations	$ 896.0	$ 816.4